CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Fitness product revenue	$ 206	$ 144	$ 502	$ 402	$ 530	$ 319
Membership revenue	38	25	94	53	74	4
Training revenue	62	32	183	32	77	0
Total revenue	306	201	779	487
Cost of fitness product revenue	(360)	(764)	(1,529)	(2,047)	(2,402)	(2,652)
Cost of membership	(960)	(1,545)	(2,861)	(3,537)
Cost of membership and training					(7,147)	(2,513)
Cost of training	(109)	(387)	(300)	(1,077)
Total cost of revenue	(1,429)	(2,696)	(4,690)	(6,661)
Gross loss	(1,123)	(2,495)	(3,911)	(6,174)	(8,868)	(4,842)
Operating expenses:
Research and development	2,357	4,854	7,796	15,284	19,960	16,300
Sales and marketing	282	1,193	1,473	5,194	6,219	6,566
General and administrative	6,313	6,131	30,043	11,774	19,298	9,438
Total operating expenses	8,952	12,178	39,312	32,252	45,477	32,304
Loss from operations	(10,075)	(14,673)	(43,223)	(38,426)	(54,345)	(37,146)
Other income (expense), net:
Other income (expense), net	(179)	(417)	25	(740)	(4,036)	303
Interest (expense)	(154)	(187)	(1,382)	(748)	(952)	(935)
Gain upon debt forgiveness	0	523	2,595	523	523	0
Change in fair value of SAFEs					0	(251)
Change in fair value of convertible notes	0	0	(252)	(24)	107	5,193
Change in fair value of warrants	0	0	2,266	0	478	0
Total other income (expense), net	(333)	(81)	3,252	(989)	(3,880)	4,310
Loss before provision for income taxes	(10,408)	(14,754)	(39,971)	(39,415)	(58,225)	(32,836)
Income tax expense	0	0	0	0	(8)	(4)
Net loss attributable to common stockholders	$ (10,408)	$ (14,754)	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Net loss per share - basic	$ (0.73)	$ (30.16)	$ (3.4)	$ (93.1)	$ (119.49)	$ (332.31)
Net loss per share - diluted	$ (0.73)	$ (30.16)	$ (3.4)	$ (93.1)	$ (119.49)	$ (332.31)
Weighted average common stock outstanding - basic	14,186,222	489,132	11,750,907	423,362	487,276	98,823
Weighted average common stock outstanding - diluted	14,186,222	489,132	11,750,907	423,362	487,276	98,823